Summary of Significant Accounting Policies - Investment Properties (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate [Line Items]
Accumulated amortization of lease origination costs, leases in place and legal and marketing costs	$ 1,273,275	$ 821,014	$ 244,327
Franklin Square Property
Real Estate [Line Items]
Loss on impairment on investment properties		50,405
Loss on impairment of intangible assets		$ 141,173
Buildings and improvements | Maximum
Real Estate [Line Items]
Estimated useful life of asset	40 years	5 years
Buildings and improvements | Minimum
Real Estate [Line Items]
Estimated useful life of asset	5 years	40 years